Share-based Payments - Summary of Movements for Equity and Cash-Settled DSBS Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	2,962	3,225
Number of options granted	1,262	1,079
Number of options, Exercised during the period	(940)	(1,267)
Number of options, Forfeited during the period	(36)	(75)
Number of options, Outstanding at end of year	3,248	2,962
Number of options, Exercisable at end of year	79	61
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	382	423
Number of options granted	66	136
Number of options, Exercised during the period	(145)	(165)
Number of options, Forfeited during the period	(22)	(12)
Number of options, Outstanding at end of year	281	382
Number of options, Exercisable at end of year	5	5